Related parties - Executive directors' unvested LTI holdings (Details) R / shares in Units, R in Thousands	12 Months Ended
	Jun. 30, 2023 ZAR (R) R / shares shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 R / shares	Jun. 30, 2022 $ / shares
Intrinsic value
Share price | (per share)	R 233.26	$ 12.38	R 371.68	$ 23.06
Executive directors
Intrinsic value
Percentage of award subject to a continued employment period	50.00%
Requisite continued employment period	2 years
FR Grobler
Number
Balance at beginning of the year | shares	313,344
Awards granted | shares	57,976
Effect of corporate performance targets | shares	(45,494)
Dividend equivalents | shares	3,025
Awards settled | shares	(32,156)
Balance at the end of the year | shares	296,695
Intrinsic value
Balance at beginning of the year	R 116,464
Awards granted	17,407
Change in value	(43,725)
Effect of corporate performance targets	(13,081)
Dividend equivalents	870
Awards settled	(8,728)
Balance at the end of the year	R 69,207
VD Kahla
Number
Balance at beginning of the year | shares	184,205
Awards granted | shares	28,728
Effect of corporate performance targets | shares	(19,934)
Dividend equivalents | shares	1,391
Awards settled | shares	(15,519)
Balance at the end of the year | shares	178,871
Intrinsic value
Balance at beginning of the year	R 68,465
Awards granted	8,625
Change in value	(25,774)
Effect of corporate performance targets	(5,732)
Dividend equivalents	400
Awards settled	(4,261)
Balance at the end of the year	R 41,723
HA Rossouw
Number
Effect of changes in Executive Directors | shares	32,734
Balance at the end of the year | shares	32,734
Intrinsic value
Change in value	R (4,531)
Effect of changes in Executive Directors	12,167
Balance at the end of the year	R 7,636